Inventories, net (Tables)	12 Months Ended
Dec. 31, 2021
Inventories, net
Schedule of inventories, net

	As of December 31,
	2020	2021
	RMB	RMB
Finished goods	284,350	611,928
Raw materials	44,773	66,231
Inventories	329,123	678,159
Less: inventory provision	—	(89,071)
Inventories, net	329,123	589,088